UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund

June 30, 2014

1.803299.110

MAG-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.7%
Johnson Controls, Inc.	2,373,700	$ 118,519
Automobiles - 0.4%
Tesla Motors, Inc. (a)(d)	241,100	57,878
Diversified Consumer Services - 0.9%
H&R Block, Inc.	2,701,000	90,538
Service Corp. International	2,753,716	57,057
		147,595
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	1,943,368	94,545
Las Vegas Sands Corp.	906,900	69,124
Starbucks Corp.	1,548,800	119,846
		283,515
Household Durables - 0.3%
Leggett & Platt, Inc.	1,323,600	45,373
Internet & Catalog Retail - 0.9%
Netflix, Inc. (a)	129,500	57,058
priceline.com, Inc. (a)	82,500	99,248
		156,306
Leisure Products - 0.3%
Brunswick Corp.	976,200	41,127
Media - 2.5%
CBS Corp. Class B	1,893,400	117,656
Comcast Corp. Class A	5,508,800	295,712
		413,368
Multiline Retail - 0.3%
Target Corp.	882,200	51,123
Specialty Retail - 3.4%
Aarons, Inc. Class A	521,400	18,583
Home Depot, Inc.	2,894,000	234,298
TJX Companies, Inc.	5,684,200	302,115
		554,996
Textiles, Apparel & Luxury Goods - 1.7%
Hanesbrands, Inc.	221,100	21,765
NIKE, Inc. Class B	1,232,200	95,557
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
VF Corp.	1,640,420	$ 103,346
Wolverine World Wide, Inc.	2,492,163	64,946
		285,614
TOTAL CONSUMER DISCRETIONARY		2,155,414
CONSUMER STAPLES - 7.8%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	355,560	40,854
Molson Coors Brewing Co. Class B	347,500	25,771
The Coca-Cola Co.	2,598,202	110,060
		176,685
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	764,600	88,051
CVS Caremark Corp.	2,304,672	173,703
Kroger Co.	4,282,700	211,694
		473,448
Food Products - 2.7%
Bunge Ltd.	1,175,500	88,915
Keurig Green Mountain, Inc.	926,900	115,501
Mead Johnson Nutrition Co. Class A	1,171,100	109,111
Mondelez International, Inc.	3,797,500	142,824
		456,351
Household Products - 1.1%
Colgate-Palmolive Co.	1,417,332	96,634
Procter & Gamble Co.	1,034,300	81,286
		177,920
TOTAL CONSUMER STAPLES		1,284,404
ENERGY - 9.0%
Energy Equipment & Services - 2.3%
Ensco PLC Class A	853,000	47,401
Oceaneering International, Inc.	1,819,400	142,150
Schlumberger Ltd.	1,646,900	194,252
		383,803
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	1,972,900	215,973
Cabot Oil & Gas Corp.	2,529,636	86,362
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cimarex Energy Co.	125,400	$ 17,990
ConocoPhillips Co.	2,760,400	236,649
EOG Resources, Inc.	1,960,600	229,116
EP Energy Corp.	254,515	5,867
Marathon Oil Corp.	339,600	13,557
Marathon Petroleum Corp.	645,400	50,386
Peabody Energy Corp.	1,249,800	20,434
Phillips 66 Co.	797,400	64,135
Suncor Energy, Inc.	3,737,300	159,362
		1,099,831
TOTAL ENERGY		1,483,634
FINANCIALS - 18.0%
Banks - 9.6%
Bank of America Corp.	25,208,200	387,450
Citigroup, Inc.	4,123,616	194,222
Comerica, Inc.	525,000	26,334
JPMorgan Chase & Co.	8,468,298	487,943
U.S. Bancorp	3,655,659	158,363
Wells Fargo & Co.	6,217,455	326,789
		1,581,101
Capital Markets - 3.2%
BlackRock, Inc. Class A	765,000	244,494
Charles Schwab Corp.	1,476,068	39,751
KKR & Co. LP	1,666,569	40,548
Morgan Stanley, Inc.	3,924,468	126,878
TD Ameritrade Holding Corp.	498,176	15,618
The Blackstone Group LP	1,352,000	45,211
Virtus Investment Partners, Inc.	39,500	8,364
		520,864
Consumer Finance - 0.8%
Capital One Financial Corp.	1,580,600	130,558
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	2,332,766	295,235
Insurance - 1.1%
American International Group, Inc.	1,730,700	94,462
MetLife, Inc.	1,700,221	94,464
		188,926
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.2%
American Tower Corp.	2,185,561	$ 196,657
Real Estate Management & Development - 0.3%
Rialto Real Estate Fund LP (e)(f)(g)	500,000	21,621
RREF CMBS AIV, LP (e)(g)(h)	500,000	21,668
RREF Midtown Colony REIT, Inc. (a)(e)(g)(i)	500,000	1,447
		44,736
TOTAL FINANCIALS		2,958,077
HEALTH CARE - 13.7%
Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc. (a)	907,760	141,838
Alkermes PLC (a)	355,900	17,912
Alnylam Pharmaceuticals, Inc. (a)	204,371	12,910
Amgen, Inc.	1,419,977	168,083
Amicus Therapeutics, Inc. (a)(d)	562,204	1,878
Biogen Idec, Inc. (a)	634,004	199,908
Bluebird Bio, Inc.	208,773	8,052
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Gilead Sciences, Inc. (a)	2,453,700	203,436
Medivation, Inc. (a)	184,000	14,183
Vertex Pharmaceuticals, Inc. (a)	681,300	64,505
		832,705
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	7,707,500	98,425
Covidien PLC	2,261,100	203,906
Edwards Lifesciences Corp. (a)	482,500	41,418
		343,749
Health Care Providers & Services - 1.4%
DaVita HealthCare Partners, Inc. (a)	923,400	66,780
McKesson Corp.	919,600	171,239
		238,019
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (d)	122,454	1,861
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	282,700	50,473
Pharmaceuticals - 4.8%
Actavis PLC (a)	911,261	203,257
Bristol-Myers Squibb Co.	3,348,600	162,441
Jazz Pharmaceuticals PLC (a)	222,700	32,739
Merck & Co., Inc.	4,539,800	262,627
Salix Pharmaceuticals Ltd. (a)	268,300	33,095
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	145,900	$ 34,358
Teva Pharmaceutical Industries Ltd. sponsored ADR	784,900	41,144
Theravance, Inc. (a)	720,432	21,454
		791,115
TOTAL HEALTH CARE		2,257,922
INDUSTRIALS - 10.1%
Aerospace & Defense - 0.9%
Esterline Technologies Corp. (a)	273,360	31,469
United Technologies Corp.	1,056,900	122,019
		153,488
Airlines - 1.9%
American Airlines Group, Inc.	2,321,900	99,749
Delta Air Lines, Inc.	3,127,400	121,093
JetBlue Airways Corp. (a)	3,178,000	34,481
Southwest Airlines Co.	426,600	11,458
Spirit Airlines, Inc. (a)	694,900	43,945
		310,726
Building Products - 0.3%
A.O. Smith Corp.	1,065,200	52,813
Electrical Equipment - 0.2%
EnerSys	406,280	27,948
Industrial Conglomerates - 1.5%
Danaher Corp.	3,068,200	241,559
Machinery - 3.1%
Caterpillar, Inc.	1,534,500	166,754
Cummins, Inc.	524,970	80,998
Deere & Co.	157,300	14,244
Illinois Tool Works, Inc.	1,397,000	122,321
Manitowoc Co., Inc.	2,521,300	82,850
Valmont Industries, Inc.	285,564	43,391
		510,558
Professional Services - 1.3%
Towers Watson & Co.	916,437	95,520
Verisk Analytics, Inc. (a)	2,056,100	123,407
		218,927
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	2,075,400	$ 153,123
TOTAL INDUSTRIALS		1,669,142
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 0.5%
QUALCOMM, Inc.	1,075,000	85,140
Internet Software & Services - 7.8%
Facebook, Inc. Class A (a)	4,748,900	319,553
Google, Inc.:
Class A (a)	622,200	363,782
Class C (a)	630,200	362,541
Naver Corp.	46,031	37,980
Rackspace Hosting, Inc. (a)	3,006,000	101,182
Stamps.com, Inc. (a)	93,586	3,153
Tencent Holdings Ltd.	1,386,500	21,145
Yahoo!, Inc. (a)	2,002,400	70,344
		1,279,680
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	5,307,218	259,576
Computer Sciences Corp.	1,041,800	65,842
MasterCard, Inc. Class A	1,174,400	86,283
Visa, Inc. Class A	1,296,900	273,270
		684,971
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc.	600,000	32,442
Fairchild Semiconductor International, Inc. (a)	1,070,100	16,694
International Rectifier Corp. (a)	577,100	16,101
Intersil Corp. Class A	1,598,700	23,901
Skyworks Solutions, Inc.	170,400	8,002
		97,140
Software - 3.4%
DocuSign, Inc. (a)(g)	16,185	191
Intuit, Inc.	1,910,300	153,836
Microsoft Corp.	3,161,600	131,839
Progress Software Corp. (a)	982,447	23,618
Rovi Corp. (a)	1,138,100	27,269
salesforce.com, Inc. (a)	1,232,705	71,596
SS&C Technologies Holdings, Inc. (a)	937,639	41,462
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	2,147,800	$ 83,378
Workday, Inc. Class A (a)	370,800	33,320
		566,509
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	8,713,613	809,757
TOTAL INFORMATION TECHNOLOGY		3,523,197
MATERIALS - 4.8%
Chemicals - 3.7%
Ashland, Inc.	154,100	16,757
CF Industries Holdings, Inc.	443,400	106,651
LyondellBasell Industries NV Class A	943,719	92,154
Monsanto Co.	1,689,884	210,796
Potash Corp. of Saskatchewan, Inc.	2,539,600	96,581
Praxair, Inc.	588,032	78,114
		601,053
Construction Materials - 0.7%
Vulcan Materials Co.	1,763,100	112,398
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	530,400	56,005
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	675,800	19,355
TOTAL MATERIALS		788,811
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	566,163	57,918
SoftBank Corp.	190,400	14,189
		72,107
TOTAL COMMON STOCKS (Cost $12,044,532)		16,192,708
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc. 8.00% (a)(g)	12,145,838	16,033
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.3%
HubSpot, Inc. (a)(g)	2,670,845	$ 23,904
Uber Technologies, Inc. 8.00% (g)	241,732	15,000
		38,904
Software - 0.2%
DocuSign, Inc.:
Series B (g)	7,510	89
Series B-1 (g)	2,249	27
Series D (a)(g)	2,376,438	28,018
Series E (g)	139,427	1,644
Mobileye NV Series F (g)	254,387	8,878
		38,656
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series E (g)	306,060	4,813
TOTAL INFORMATION TECHNOLOGY		82,373
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $65,030)		98,406
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.11% (b)	124,707,788	124,708
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	36,666,450	36,666
TOTAL MONEY MARKET FUNDS (Cost $161,374)		161,374
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $12,270,936)		16,452,488
NET OTHER ASSETS (LIABILITIES) - 0.1%		15,310
NET ASSETS - 100%		$ 16,467,798
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $143,333,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
DocuSign, Inc.	10/21/13	$ 90
DocuSign, Inc. Series B	3/3/14	$ 99
DocuSign, Inc. Series B-1	3/3/14	$ 30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$ 11,071
DocuSign, Inc. Series E	3/3/14	$ 1,831
HubSpot, Inc.	10/25/12	$ 15,000
Mobileye NV Series F	8/15/13	$ 8,878
Pure Storage, Inc. Series E	8/22/13	$ 2,121
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$ 33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$ 15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423
Roku, Inc. 8.00%	5/7/13	$ 11,000
Uber Technologies, Inc. 8.00%	6/6/14	$ 15,000
(h) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
(i) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Fidelity Securities Lending Cash Central Fund	79
Total	$ 105
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$ 24,313	$ -	$ -	$ 2,175	$ 21,621
RREF CMBS AIV, LP	20,125	-	-	2,537	21,668
RREF Midtown Colony REIT, Inc.	$ 1,447	$ -	$ -	$ -	$ 1,447
Total	$ 45,885	$ -	$ -	$ 4,712	$ 44,736
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,171,447	$ 2,155,414	$ -	$ 16,033
Consumer Staples	1,284,404	1,243,550	40,854	-
Energy	1,483,634	1,483,634	-	-
Financials	2,958,077	2,913,341	-	44,736
Health Care	2,257,922	2,257,922	-	-
Industrials	1,669,142	1,669,142	-	-
Information Technology	3,605,570	3,523,006	-	82,564
Materials	788,811	788,811	-	-
Telecommunication Services	72,107	57,918	14,189	-
Money Market Funds	161,374	161,374	-	-
Total Investments in Securities:	$ 16,452,488	$ 16,254,112	$ 55,043	$ 143,333
Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $12,288,167,000. Net unrealized appreciation aggregated $4,164,321,000, of which $4,266,699,000 related to appreciated investment securities and $102,378,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 29, 2014